Accounts Receivable (Tables)	12 Months Ended
Mar. 31, 2022
Receivables [Abstract]
Schedule of accounts receivable
	As of March 31,	As of March 31,
	2022	2021
Accounts receivable, gross	$27,911,421	$34,563,743
Less: allowance for doubtful accounts	463,514	-
Accounts receivable	$27,447,907	$34,563,743